RELATED PARTY TRANSACTIONS - Summary of related party balance (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 14, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Accounts receivable - related parties, net	¥ 304	$ 48			¥ 12,442	¥ 10,208
Amounts due from related parties					6,242	6,452
Amounts due to related parties	794	$ 125			4,266	3,744
Three management employees
Related Party Transaction [Line Items]
Amounts due from related parties					900	2,510
Amounts due to related parties			¥ 900
Hi Sun Technology (China) Limited
Related Party Transaction [Line Items]
Accounts receivable - related parties, net					12,094	10,136
Amounts due from related parties					3,936	3,936
Amounts due to related parties					3,360	3,405
Shanghai Keshen Information Technology Co., Ltd.
Related Party Transaction [Line Items]
Accounts receivable - related parties, net	194
Amounts due to related parties	58
Beijing Lianxinzhihui Technology Co., Ltd.
Related Party Transaction [Line Items]
Accounts receivable - related parties, net	3				270
Amounts due to related parties						173
Shenyang Yunrongxin Technology Co., Ltd
Related Party Transaction [Line Items]
Accounts receivable - related parties, net	107				40	72
Amounts due to related parties	731				900	160
Beijing Jingu Shitong Technology Co., Ltd
Related Party Transaction [Line Items]
Accounts receivable - related parties, net					38
Amounts due from related parties					1,400
Amounts due to related parties				¥ 1,400
Shenzhen City Yunjitong Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties					6	6
Amounts due to related parties	¥ 5				¥ 6	¥ 6